Tanaka Funds Inc.

Tanaka Growth Fund

369 Lexington Avenue, 20th Floor

New York, NY  10017

April 9, 2015

Securities and Exchange Commission

Judiciary Plaza

450 Fifth Street N.W.

Washington, D.C.  20549

Re:

CCA Investments Trust

File Nos.

333-47207

811-08683

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, I hereby certify that the Prospectus and Statement of Additional Information with respect to the above-referenced Fund effective April 1, 2015 do not differ from those filed in the Post-Effective Amendment No. 21, which was filed electronically March 30, 2015.

Sincerely,

By: /s/ Graham Y. Tanaka

GRAHAM Y. TANAKA

President